Share-Based Compensation	12 Months Ended
May 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
18.	SHARE-BASED COMPENSATION
2016 Share Incentive Plan
The Company adopted 2016 Share Incentive Plan (“2016 Share Incentive Plan”) in January 2016 to provide incentives to employees and directors after the expiration of the previous 2006 Share Incentive Plan. Under the 2016 Share Incentive Plan, the Company is authorized to issue up to 10,000,000 common shares pursuant to awards (including options) granted to its employees, directors and consultants. The 2016 Share Incentive Plan is effective upon its adoption by the board and continue in effect for a term of ten years unless sooner terminated. Since the adoption of the 2016 Share Incentive Plan, the Company has granted a total of 2,514,934 NES, among which 1,485,630 and 1,029,304 were granted in the years ended May 31, 2018 and 2019, respectively. 47,006 and 77,224 shares were forfeited during the years ended May 31, 2018 and 2019, respectively.
The Company’s board of directors may at any time amend, suspend or terminate the 2016 Share Incentive Plan. The following amendments to the 2016 Share Incentive Plan require approval from the shareholders (i) increase of the number of shares available under the 2016 Share Incentive Plan, (ii) extension of the term of the 2016 Share Incentive Plan, (iii) extension of the exercise period of an option beyond ten years, and (iv) any other amendments about which shareholders’ approval are necessary and desirable under applicable laws or stock exchange rules. The 2016 Share Incentive Plan is effective upon its adoption by the board and continue in effect for a term of ten years unless sooner terminated.

The share option activities for the year ended May 31, 2019 are summarized as follows
:

	Number of share options	Weighted- average exercise prices	Weighted-average remaining contractual life	Aggregated intrinsic value
		US$	years	US$
Options outstanding as of May 31, 2018	5,852	2.02	0.57	475
Exercised	—	—
Canceled	(5,852)	2.02
Options outstanding as of May 31, 2019	—	—		—
Options exercisable as of May 31, 2019	—	—		—
The total intrinsic value of share options exercised during the years ended May 31, 2017, 2018 and 2019 were US$2,133, US$38 and nil, respectively. As of May 31, 2019, there were no unrecognized compensation expense related to share options granted.
During the year ended May 31, 2019,
952,000
treasury stock had been repurchased and were available for future issuance of the exercise the vested share options and NES. As of May 31, 2019,
11,285,510
common shares out of
17,000,000
common shares were held by the depositary bank, and 2,257,092 shares out of 6,198,349 treasury stock had been issued to employees and directors upon the exercise of their vested share options.
The exercise price of share options is at least 100% of the common share fair value on the date of the grant. The term of a share option is up to ten years from the date of grant. The share options generally vest over three years at six-month
vesting increments per year.
NES
During the year ended May 31, 2019, 422,327 common shares and 59,477 treasury stock had been issued to employees and directors upon the vesting of their NES.
As of May 31, 2019, 5,136,817 common shares out of 17,000,000 common shares held by the depositary bank had been issued to employees and directors upon the vesting of their NES, and 2,989,257 shares out of 6,198,349 treasury stock had been reissued to employees and directors upon the vesting of their NES.
The NES activities under the 2016 Share Incentive Plan for the year ended May 31, 2019 are summarized as follows:

	Number of NES	Weighted- average grant date fair value and intrinsic value
		US$
NES outstanding as of June 1, 2018	1,438,624	82.75
Granted	1,029,304	52.75
Vested	(481,804)	82.75
Forfeited	(77,224)	75.05

NES outstanding as of May 31, 2019	1,908,900	66.89

NES vested and expect to vest as of May 31, 2019	1,908,900

The total fair value of NES vested during the years ended May 31, 2017, 2018 and 2019 were US$3,783, US$24,167 and US$39,869, respectively. The weighted average grant date fair value of NES granted during the years ended May 31, 2017, 2018 and 2019 were US$47.19, US$82.75 and US$52.75, respectively. As of May 31, 2019, the total unrecognized compensation expenses for NES of US$50,904 are expected to be recognized over a weighted average period of 1.48 years.
The total compensation expense is recognized on a straight-line basis over the respective vesting periods. The Group recorded the related compensation expense of US$20,287, US$57,443 and US$63,315 for the years ended May 31, 2017, 2018 and 2019, respectively.
Koolearn Share Incentive Plan
On July 13, 2018, the board of directors of Koolearn Holding approved an employee’s share option plan (the “Koolearn Share Incentive Plan).
The overall limit on the number of shares which may be issued upon exercise of all outstanding options granted and yet to be exercised under the Koolearn Share Incentive Plan at any time must not exceed 47,836,985 (representing approximately 5.23% of the total number of shares in issue immediately before the date of the commencement of dealings in the shares on the Stock Exchange (without taking into account any shares that may be issued upon the Listing and any over-allotment option).
On March 7, 2019, pursuant to the list of grantees and respective numbers of options approved by the board of directors of Koolearn Holding, Koolearn Holding granted a total of 47,836,985 options to 144 grantees, including the directors, senior management of Koolearn Holding, contractors and other employees of the Group. The exercise period is 6 years from the listing date of Koolearn Holding and the exercise price is US$1.13.
The movements of share options under the Koolearn Share Incentive Plan for the year ended May 31, 2019 are summarized as follows:

	Number of share options	Weighted average exercise price per option (US$)
Granted on March 7, 2019	47,836,985	1.13
Forfeited	(3,065,500)	1.13
Cancelled	(31,000)	1.13

Outstanding as of May 31, 2019	44,740,485	1.13
The grant date fair value of the option per share is US$0.52 and the estimated fair value of the share options granted was US$21,613 on March 7, 2019.
The Group used the discounted cash flow method to determine the fair value of underlying ordinary shares of Koolearn Holding with the assistance of an independent appraiser. Based on the fair value of the underlying ordinary shares of Koolearn Holding, the Group used the binomial option-pricing model to determine the fair value of the share option as of the grant date. Option valuation model requires the input of highly subjective assumptions, including the option’s expected life and the price volatility of the underlying shares, and changes in the subjective input assumptions can materially affect the fair value estimate of share options.

	March 7, 2019 Koolearn Share Incentive Plan
Weighted average share price	US$	1.19
Exercise price	US$	1.13
Expected volatility		46.8%
Expected life		6 years
Risk-free rate		2.49%
Expected dividend yield		0.00%
Koolearn Holding recorded the related compensation expense of US$8,021 for the year ended May 31, 2019, in relation to the share options issued under the Koolearn Share Incentive Plan.